Related Party Transactions (Details) - Schedule of Related Party Transactions (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Schedule of Related Party Transactions [Abstract]
Cost of goods sold	$ 882,668	$ 1,002,139	$ 2,274,345
Operating expenses	96,958	114,690
Interest expense	$ 87,916	$ 82,834	$ 176,862